Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Dividends [Abstract]
Disclosure of interim dividends paid
(a)	For the year ended December 31, 2021, the interim dividends paid are as follows:

Dividend base date		Amount
2 ND Quarter	Common stock ( ~~W~~ 300 per share)	~~W~~	154,978
	Convertible preferred stock ( ~~W~~ 300 per share)		5,245

		~~W~~	160,223

Dividend base date		Amount
3 rd Quarter	Common stock ( ~~W~~ 260 per share)	~~W~~	134,314
	Convertible preferred stock ( ~~W~~ 260 per share)		4,545

		~~W~~	138,859

(*)	The Group has amended the articles of association by resolution of the general meeting of stockholders on March 25, 2021 and the Group has been offering interim dividends since June 30, 2021.

Details of dividends recognized as distributions to stockholders
(b)	Details of dividends recognized as distributions to stockholders for the years ended December 31, 2020 and 2021 are as follows:

	2020		2021(*)
Common Stock:
Total number of shares issued and outstanding		516,599,554	516,599,554
Par value per share in won		5,000	5,000
Dividend per share in won		1,500	1,400
Dividends (*2)	~~W~~	773,839	723,230

Dividend rate per share	%	30.0	28.0

Preferred Stock:
Total number of shares issued and outstanding		17,482,000	17,482,000
Par value per share in won		5,000	5,000
Dividend per share in won		1,716	1,400
Dividends	~~W~~	29,999	24,475

Dividend rate per share	%	34.3	28.0

(*1)	The current dividend (plan) was decided on March 24, 2022. The amount of dividends was not recognized as a distribution to the owner during the period.
(*2)	Dividends on own shares held by the Group are excluded.

Schedule of dividends payable

(c)	The details of dividends paid by the Group related to the preferred stock issued for the year ended December 31, 2021 are as follows:

Number of shares	Dividend per share (in won)	Total dividend paid	Issue price per share (in won)	Dividend rate per issue price (%)
17,482,000	1,960	34,265	42,900	4.57

Dividend for hybrid bond
(d)	Dividends for hybrid bond is calculated as follows for the years ended December 31, 2020 and 2021:

	2020		2021
Amount of hybrid bond	~~W~~	2,188,150	3,347,700
Interest rate (%)		3.12 ~ 5.88	2.88 ~ 5.88

Dividends	~~W~~	85,327	116,388